HIMCO VIT American Funds Bond Fund
HIMCO VIT American Funds Bond Fund
INVESTMENT GOAL.
The HIMCO VIT American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HIMCO VIT American Funds Bond Fund IB
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses	HIMCO VIT American Funds Bond Fund IB
Management fees	0.86%	[1],[2]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%	[3]
Total annual fund operating expenses	1.22%
Fee waiver and/or expense reimbursement	0.29%	[1],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	[3],[4]
[1]	Hartford Investment Management Company ("Hartford Investment Management") has contractually agreed with HIMCO Variable Insurance Trust (the "Trust"), on behalf of the Fund, to waive a portion of its management fee to the extent necessary to maintain its net management fee at 0.25% of average daily net assets per annum, for as long as the Fund is part of a master-feeder fund structure. The Trust's Board of Trustees may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the Fund and the Master Fund in which the Fund invests.
[4]	Hartford Investment Management has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.93% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2017, and shall renew automatically for one-year terms unless the investment manager provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

EXAMPLE.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the example reflects the expense limitation arrangement for only the first year)

•  You reinvest all dividends and distributions.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
HIMCO VIT American Funds Bond Fund | IB | USD ($)	95	305	532	1,186

Expense Example No Redemption	Year 1	Year 3	Year 5	Year 10
HIMCO VIT American Funds Bond Fund | IB | USD ($)	95	305	532	1,186

PORTFOLIO TURNOVER.

The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Master Fund's portfolio turnover rate was 434% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Bond Fund, a series of the American Funds Insurance Series ("Master Fund"). The Master Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Fund normally invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Master Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Fund's investment adviser, or unrated but determined to be of equivalent quality by the Master Fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Master Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the Master Fund's investment adviser or unrated but determined by the Master Fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The Master Fund may invest in debt securities of issuers domiciled outside the United States. The Master Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Master Fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The Master Fund may also utilize derivatives, including futures contracts and swaps, to manage portfolio risk or for other investment purposes. The Master Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The Master Fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Master Fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Master Fund.

MAIN RISKS.

The following are the primary risks of the Fund, which the Fund is exposed to through its investment in the Master Fund. Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund or Master Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment Strategies" in this prospectus.

Call Risk – Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk – Investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

Investment Strategy Risk – The investment strategy of the Master Fund's investment adviser will influence performance significantly. If the investment strategy of the Master Fund's investment adviser does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Master Fund's investment objective will be achieved.

Master-Feeder Structure Risk – Because it invests in the Master Fund, the Fund is also subject to risks related to the master-feeder structure. Other "feeder" funds may also invest in a Master Fund. As shareholders of a Master Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund. Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. government securities may be guaranteed as to the timely payment of interest and principal but not market value. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

To Be Announced (TBA) Investments Risk – TBA investments involve the risk that the security the Fund buys will lose value prior to its delivery. The Fund is subject to this risk whether or not the Fund takes delivery of the securities on the settlement date for a transaction. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Dollar Rolls Risk – Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the investment manager's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the investment manager seeks exposure, or the overall securities markets.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

PAST PERFORMANCE.

The performance information below provides an indication of the risks of investing in the Fund. The Fund is the successor to the investment performance of the American Funds Bond HLS Fund (the "Predecessor Fund") as a result of the reorganization of the Predecessor Fund into the Fund on October 20, 2014. Accordingly, the performance information shown below for periods prior to October 20, 2014 is that of the Predecessor Fund. Hartford Funds Management Company, LLC served as the investment manager to the Predecessor Fund. The Predecessor Fund had the same investment objective and strategies as the Fund. Keep in mind that past performance does not indicate future results. The returns:

•  Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

•  Assume reinvestment of all dividends and distributions

•  Would be lower if the Fund's operating expenses had not been limited

•  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 5.91% (2nd quarter, 2009) Lowest -5.60% (3rd quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
Average annual total returns for periods ending 12/31/2015
The table below shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see the "Performance Notes" section in this prospectus.
Average Annual Returns - HIMCO VIT American Funds Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IB	(0.06%)	2.63%	3.04%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	4.51%